Income tax - Deferred tax (benefit) expense recognized in OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax
Cash flow hedge derivative instruments	$ 389	$ 299	$ 347
Deferred tax (benefit) expense recognized in OCI	$ 389	$ 299	$ 347